Income Taxes (Tables)	3 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	Three Months Ended March 31,		Year Ended December 31,
	2020	2019	2019	2018
Current:	(Unaudited)	(Unaudited)
Federal	$-	$	$-	$61
State	1,600	1,600	1,600	2,400
Foreign	1,652	1,633	1,651	1,662
Total	$3,252	$3,233	$3,251	$4,123

Schedule of reconciliation of the income tax at statutory tax rate
	Three Months Ended March 31,		Year Ended December 31,
	2020	2019	2019	2018
	(Unaudited)	(Unaudited)
Tax benefit at statutory rate	$(615,289)	$(605,770)	$(1,764,624)	$(1,710,626)
Net operating loss carryforwards (NOLs)	237,659	209,242	1,361,542	1,483,725
Stock-based compensation expense	97,600	65,700	492,000	298,819
Foreign investment losses	135,438	116,500	127,388	140,000
Amortization and depreciation expense	12,716	(12,800)	52,130	(40,100)
Accrued consulting expense	-	-	(138,000)	-
Unrealized exchange losses (gain)	80,676	63,825	(97,373)	-
Accrued payroll	45,100	107,600	(35,400)	(6,500)
Accrued R&D expense	-	-	-	(168,000)
Others	9,352	58,936	5,588	6,805
Tax expense at effective tax rate	$3,252	$3,233	$3,251	$4,123

Schedule of deferred tax assets (liability)
	March 31,	December 31,
	2020	2019	2018
	(Unaudited)
Net operating loss carryforwards (NOLs)	$6,888,000	$6,388,000	$5,632,000
Stock-based compensation expense	1,679,000	1,549,000	893,000
Accrued expenses and unpaid expense payable	110,000	53,000	184,000
Tax credit carryforwards	68,000	68,000	68,000
Excess of tax amortization over book amortization	(609,000)	(619,000)	(818,000)
Unrealized/realized exchange gain	(15,000)	(106,000)	-
Others	(85,000)	(104,000)	131,000
Gross	8,036,000	7,229,000	6,090,000
Valuation allowance	(8,036,000)	(7,229,000)	(6,090,000)
Net	$-	$-	$-